                                                                    '97




Nationwide(R) Variable Account - II
December 31, 1997


    [The BEST
       of AMERICA(R) LOGO]


                                                                   ANNUAL REPORT


                                                          [LOGO]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

                                     [LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220



                    [PICTURE OF JOSEPH J. GASPER PRESIDENT]



                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Variable Account-II.

Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                           /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President

                         NATIONWIDE VARIABLE ACCOUNT-II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
Investments at market value:

   American Century VP - American Century VP Balanced (ACVPBal)
      20,476,916 shares (cost $145,210,488) .................................       $  168,729,789

   American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
      35,124,238 shares (cost $366,581,346) .................................          340,002,620

   American Century VP - American Century VP International (ACVPInt)
      26,517,160 shares (cost $175,620,106) .................................          181,377,372

   American Century VP - American Century VP Value (ACVPValue)
      9,871,295 shares (cost $66,743,356) ...................................           68,408,074

   American VI Series - Growth Fund (AVISGro)
      589,564 shares (cost $20,775,384) .....................................           26,518,568

   American VI Series - High-Yield Bond Fund (AVISHiYld)
      217,805 shares (cost $3,087,017) ......................................            3,193,028

   American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
      458,636 shares (cost $5,228,988) ......................................            5,090,859

   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      7,268,176 shares (cost $168,325,784) ..................................          181,486,347

   Dreyfus Stock Index Fund (DryStkIx)
      42,571,692 shares (cost $948,590,264) .................................        1,096,221,070

   Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
      360,888 shares (cost $10,005,405) .....................................           10,068,786

   Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
      2,677,081 shares (cost $55,737,101) ...................................           55,629,748

   Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
      106,941,882 shares (cost $1,935,779,096) ..............................        2,596,548,894

   Fidelity VIP - Growth Portfolio (FidVIPGr)
      53,769,558 shares (cost $1,588,057,111) ...............................        1,994,850,605

   Fidelity VIP - High Income Portfolio (FidVIPHI)
      60,959,130 shares (cost $746,503,217) .................................          827,824,982

   Fidelity VIP - Overseas Portfolio (FidVIPOv)
      30,489,461 shares (cost $555,147,003) .................................          585,397,647

   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
      59,999,206 shares (cost $881,598,674) .................................        1,080,585,706

   Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
      45,043,887 shares (cost $726,111,363) .................................          898,175,106

     Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
        2,473,099 shares (cost $45,823,984) ............................          47,656,618

     Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
        856,692 shares (cost $8,418,963) ...............................           8,284,216

     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        17,142,857 shares (cost $314,022,786) ..........................         363,600,007

     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        26,333,952 shares (cost $291,315,057) ..........................         299,680,377

     Nationwide SAT - Money Market Fund (NSATMyMkt)
        838,351,024 shares (cost $838,351,024) .........................         838,351,024

     Nationwide SAT - Small Company Fund (NSATSmCo)
        18,331,094 shares (cost $280,417,300) ..........................         290,547,833

     Nationwide SAT - Total Return Fund (NSATTotRe)
        63,193,935 shares (cost $805,902,753) ..........................       1,035,116,651

     Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
        15,635,041 shares (cost $409,653,043) ..........................         477,494,149

     Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
        13,346,294 shares (cost $185,376,903) ..........................         188,449,671

     Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
        37,727,286 shares (cost $668,834,188) ..........................         777,182,092

     Oppenheimer VAF - Bond Fund (OppBdFd)
        24,430,851 shares (cost $282,815,152) ..........................         290,971,432

     Oppenheimer VAF - Global Securities Fund (OppGlSec)
        22,897,460 shares (cost $395,642,269) ..........................         489,318,728

     Oppenheimer VAF - Growth Fund (OppGro)
        499,105 shares (cost $16,341,029) ..............................          16,190,975

     Oppenheimer VAF - Multiple Strategies Fund (OppMult)
        20,045,320 shares (cost $291,681,623) ..........................         340,970,893

     Strong Opportunity Fund II, Inc. (StOpp2)
        35,219,986 shares (cost $610,939,007) ..........................         764,273,695

     Strong VIF - Strong Discovery Fund II (StDisc2)
        16,231,621 shares (cost $182,339,802) ..........................         195,266,404

     Strong VIF - Strong International Stock Fund II (StIntStk2)
        5,334,902 shares (cost $59,514,572) ............................          49,721,288

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        8,849,992 shares (cost $96,871,940) ............................          97,261,416

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        7,070,676 shares (cost $102,193,831) ...........................          77,777,440

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        8,091,995 shares (cost $132,399,934) ...........................         127,206,167


                                                                     (Continued)

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         16,950,883 shares (cost $256,967,075) ........................          268,671,490

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         27,338,547 shares (cost $318,884,001) ........................          286,781,360

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,327,288 shares (cost $14,924,669) ..........................           14,679,809

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         23,264,677 shares (cost $348,799,967) ........................          383,401,872
                                                                              --------------
            Total investments .........................................       17,848,964,808
   Accounts receivable ................................................            1,086,934
                                                                              --------------
            Total assets ..............................................       17,850,051,742
ACCOUNTS PAYABLE ......................................................              250,315
                                                                              --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................     $ 17,849,801,427
                                                                              ==============


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                         TOTAL                            ACVPBal
                                                         ---------------------------------    ----------------------------
                                                                1997               1996             1997          1996
                                                                ----               ----             ----          ----
INVESTMENT ACTIVITY:
Reinvested dividends ................................    $    296,368,036     225,012,560       1,574,816       2,018,651
Mortality, expense and administration
  charges (note 2) ..................................        (210,285,310)   (146,901,903)     (2,067,765)     (1,512,063)
                                                         ----------------  --------------     -----------     -----------
  Net investment activity ...........................          86,082,726      78,110,657        (492,949)        506,588
                                                         ----------------  --------------     -----------     -----------
Proceeds from mutual fund shares sold ...............       6,440,464,106   4,787,197,972      33,424,138       8,647,771
Cost of mutual fund shares sold .....................      (5,862,745,516) (4,367,124,608)    (24,057,900)     (6,872,205)
                                                         ----------------  --------------     -----------     -----------
  Realized gain (loss) on investments ...............         577,718,590     420,073,364       9,366,238       1,775,566
Change in unrealized gain (loss) on investments .....       1,250,486,745     281,999,873       5,524,757       6,463,296
                                                         ----------------  --------------     -----------     -----------
  Net gain (loss) on investments ....................       1,828,205,335     702,073,237      14,890,995       8,238,862
                                                         ----------------  --------------     -----------     -----------
Reinvested capital gains ............................         616,932,003     375,915,782       6,097,662       2,876,129
                                                         ----------------  --------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       2,531,220,064   1,156,099,676      20,495,708      11,621,579
                                                         ----------------  --------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................       3,614,758,515   3,619,439,725      31,207,874      38,739,406
Transfers between funds                                                -               -       (4,226,209)     (2,462,310)
Redemptions .........................................      (1,198,352,163)   (664,029,620)    (10,189,550)     (5,395,131)
Annuity benefits ....................................          (1,097,690)       (792,443)         (2,437)         (9,573)
Annual contract maintenance charge (note 2) .........          (7,187,524)     (6,040,328)        (70,234)        (61,745)
Contingent deferred sales charges (note 2) ..........         (18,196,002)    (10,783,506)       (187,816)       (123,085)
Adjustments to maintain reserves ....................            (692,928)        559,630         (30,715)         83,333
                                                         ----------------  --------------     -----------     -----------
    Net equity transactions .........................       2,389,232,208   2,938,353,458      16,500,913      30,770,895
                                                         ----------------  --------------     -----------     -----------

Net change in contract owners' equity ...............       4,920,452,272   4,094,453,134      36,996,621      42,392,474
Contract owners' equity beginning of period .........      12,929,349,155   8,834,896,021     131,737,212      89,344,738
                                                         ----------------  --------------     -----------     -----------
Contract owners' equity end of period ...............    $ 17,849,801,427  12,929,349,155     168,733,833     131,737,212
                                                         ================  ==============     ===========     ===========

                                                                      ACVPCapAp                         ACVPInt
                                                            -----------------------------    ----------------------------
                                                                1997             1996             1997            1996
                                                                ----             ----             ----            ----
INVESTMENT ACTIVITY:
Reinvested dividends ................................              --              --          1,256,182       1,109,222
Mortality, expense and administration
  charges (note 2) ..................................        (5,142,983)      (6,646,658)     (2,090,255)       (968,385)
                                                            -----------      -----------     -----------      ----------
  Net investment activity ...........................        (5,142,983)      (6,646,658)       (834,073)        140,837
                                                            -----------      -----------     -----------      ----------
Proceeds from mutual fund shares sold ...............       226,050,085      240,666,599     134,023,354      42,271,118
Cost of mutual fund shares sold .....................      (249,168,854)    (193,528,522)   (112,395,449)    (38,207,780)
                                                            -----------      -----------     -----------      ----------
  Realized gain (loss) on investments ...............       (23,118,769)      47,138,077      21,627,905       4,063,338
Change in unrealized gain (loss) on investments .....         2,545,749     (124,936,016)     (1,464,913)      4,485,538
                                                            -----------      -----------     -----------      ----------
  Net gain (loss) on investments ....................       (20,573,020)     (77,797,939)     20,162,992       8,548,876
                                                            -----------      -----------     -----------      ----------
Reinvested capital gains ............................         8,369,061       55,904,041       2,422,638         369,741
                                                            -----------      -----------     -----------      ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       (17,346,942)     (28,540,556)     21,751,557       9,059,454
                                                            -----------      -----------     -----------      ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................        46,091,043       92,833,985      40,115,028      27,630,966
Transfers between funds                                    (101,140,496)     (76,797,656)     39,235,433       6,376,082
Redemptions .........................................       (38,900,571)     (32,305,592)     (8,333,537)     (3,307,555)
Annuity benefits ....................................           (49,144)         (48,088)         (1,590)           --
Annual contract maintenance charge (note 2) .........          (323,047)        (405,658)        (50,442)        (26,919)
Contingent deferred sales charges (note 2) ..........          (640,085)        (586,731)       (133,437)        (60,653)
Adjustments to maintain reserves ....................             1,134            1,732           1,318           5,595
                                                            -----------      -----------     -----------      ----------
    Net equity transactions .........................       (94,961,166)     (17,308,008)     70,832,773      30,617,516
                                                            -----------      -----------     -----------      ----------

Net change in contract owners' equity ...............      (112,308,108)     (45,848,564)     92,584,330      39,676,970
Contract owners' equity beginning of period .........       452,299,206      498,147,770      88,792,296      49,115,326
                                                            -----------      -----------     -----------      ----------
Contract owners' equity end of period ...............       339,991,098      452,299,206     181,376,626      88,792,296
                                                            ===========      ===========     ===========      ==========


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      ACVPValue                            AVISGro
                                                        --------------------------------      ------------------------------
                                                               1997               1996             1997              1996
                                                               ----               ----             ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $     77,961              --              144,798            138,557
  Mortality, expense and administration
    charges (note 2) ............................           (465,301)             (106)          (329,103)          (303,185)
                                                        ------------        ----------        -----------        -----------
    Net investment activity .....................           (387,340)             (106)          (184,305)          (164,628)
                                                        ------------        ----------        -----------        -----------
  Proceeds from mutual fund shares sold .........         32,856,963           118,660          6,487,233          3,867,313
  Cost of mutual fund shares sold ...............        (27,872,971)         (118,230)        (3,240,097)        (2,060,914)
                                                        ------------        ----------        -----------        -----------
    Realized gain (loss) on investments .........          4,983,992               430          3,247,136          1,806,399
  Change in unrealized gain (loss) on investments          1,666,087            (1,369)            21,117           (760,617)
                                                        ------------        ----------        -----------        -----------
    Net gain (loss) on investments ..............          6,650,079              (939)         3,268,253          1,045,782
                                                        ------------        ----------        -----------        -----------
  Reinvested capital gains ......................            151,154              --            3,172,499          1,661,940
                                                        ------------        ----------        -----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........          6,413,893            (1,045)         6,256,447          2,543,094
                                                        ------------        ----------        -----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         18,394,894            43,638            597,163            692,043
  Transfers between funds .......................         44,252,062         1,030,309           (973,320)          (671,878)
  Redemptions ...................................         (1,702,361)             (319)        (2,781,554)        (2,669,013)
  Annuity benefits ..............................               --                --                 (946)              (852)
  Annual contract maintenance charge (note 2) ...             (7,615)             --              (16,365)           (18,116)
  Contingent deferred sales charges (note 2) ....            (15,377)             --              (10,780)           (13,815)
  Adjustments to maintain reserves ..............               (157)             --                  998                709
                                                        ------------        ----------        -----------        -----------
    Net equity transactions .....................         60,921,446         1,073,628         (3,184,804)        (2,680,922)
                                                        ------------        ----------        -----------        -----------

Net change in contract owners' equity ...........         67,335,339         1,072,583          3,071,643           (137,828)
Contract owners' equity beginning of period .....          1,072,583              --           23,447,300         23,585,128
                                                        ------------        ----------        -----------        -----------
Contract owners' equity end of period ...........       $ 68,407,922         1,072,583         26,518,943         23,447,300
                                                        ============        ==========        ===========        ===========

                                                                   AVISHiYid                           AVISGvt
                                                         -----------------------------       ----------------------------
                                                            1997               1996             1997              1996
                                                            ----               ----             ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................           253,822           260,531           369,310            511,480
  Mortality, expense and administration
    charges (note 2) ............................           (38,276)          (38,243)          (72,106)           (97,504)
                                                         ----------        ----------        ----------        -----------
    Net investment activity .....................             215,546           222,288           297,204            413,976
                                                         ----------        ----------        ----------        -----------
  Proceeds from mutual fund shares sold .........           736,561           775,236         1,786,834          4,190,849
  Cost of mutual fund shares sold ...............          (655,361)         (745,378)       (1,861,559)        (4,091,178)
                                                         ----------        ----------        ----------        -----------
    Realized gain (loss) on investments .........            81,200            29,858           (74,725)            99,671
  Change in unrealized gain (loss) on investments           (32,967)           73,750           140,996           (465,801)
                                                         ----------        ----------        ----------        -----------
    Net gain (loss) on investments ..............            48,233           103,608            66,271           (366,130)
                                                         ----------        ----------        ----------        -----------
  Reinvested capital gains ......................            33,142              --                --                 --
                                                         ----------        ----------        ----------        -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........           296,921           325,896           363,475             47,846
                                                         ----------        ----------        ----------        -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            75,598           164,228           127,889            208,435
  Transfers between funds .......................           264,205           (91,215)         (309,384)          (710,949)
  Redemptions ...................................          (409,603)         (334,453)       (1,207,471)        (3,424,496)
  Annuity benefits ..............................            (1,226)           (1,165)             (536)              (370)
  Annual contract maintenance charge (note 2) ...            (2,453)           (2,748)           (4,847)            (6,694)
  Contingent deferred sales charges (note 2) ....            (1,609)           (1,215)           (4,252)            (4,050)
  Adjustments to maintain reserves ..............               271               231                51                 21
                                                         ----------        ----------        ----------        -----------
    Net equity transactions .....................           (74,817)         (266,337)       (1,398,550)        (3,938,103)
                                                         ----------        ----------        ----------        -----------

Net change in contract owners' equity ...........           222,104            59,559        (1,035,075)        (3,890,257)
Contract owners' equity beginning of period .....         2,971,112         2,911,553         6,125,969         10,016,226
                                                         ----------        ----------        ----------        -----------
Contract owners' equity end of period ...........         3,193,216         2,971,112         5,090,894          6,125,969
                                                         ==========        ==========        ==========        ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      DrySRGro                                 DryStkix
                                                        --------------------------------        ----------------------------------
                                                             1997                 1996                  1997                1996
                                                             ----                 ----                  ----                ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $     623,680            178,692            13,324,202           6,174,167
  Mortality, expense and administration
    charges (note 2) ............................          (1,766,137)          (679,529)          (11,066,164)         (3,747,635)
                                                        -------------        -----------        --------------        ------------
  Net investment activity .......................          (1,142,457)          (500,837)            2,258,038           2,426,532
                                                        -------------        -----------        --------------        ------------

  Proceeds from mutual fund shares sold .........          79,140,012         59,366,774           196,995,162         107,011,967
  Cost of mutual fund shares sold ...............         (67,423,514)       (52,067,858)         (145,321,824)        (83,630,388)
                                                        -------------        -----------        --------------        ------------
  Realized gain (loss) on investments ...........          11,716,498          7,298,916            51,673,338          23,381,579
  Change in unrealized gain (loss) on investments          12,405,500         (1,979,227)          113,272,914          21,835,351
                                                        -------------        -----------        --------------        ------------
  Net gain (loss) on investments ................          24,121,998          5,319,689           164,946,252          45,216,930
                                                        -------------        -----------        --------------        ------------
  Reinvested capital gains ......................           4,861,060          3,199,917            30,917,521           7,007,422
                                                        -------------        -----------        --------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........          27,840,601          8,018,769           198,121,811          54,650,884
                                                        -------------        -----------        --------------        ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          50,107,726         27,287,891           302,375,457         152,418,812
  Transfers between funds .......................          36,729,046         26,105,616           185,055,283         122,764,112
  Redemptions ...................................         (14,091,480)        (2,226,938)          (44,011,999)        (12,727,321)
  Annuity benefits ..............................              (4,381)            (3,044)              (20,897)            (14,015)
  Annual contract maintenance charge (note 2) ...             (67,753)           (29,645)             (248,202)            (91,629)
  Contingent deferred sales charges (note 2) ....            (365,621)           (45,645)             (796,708)           (283,373)
  Adjustments to maintain reserves ..............               2,732              3,453                 1,320              24,649
                                                        -------------        -----------        --------------        ------------
    Net equity transactions .....................          72,310,269         51,091,688           442,354,254         262,091,235
                                                        -------------        -----------        --------------        ------------

Net change in contract owners' equity ...........         100,150,870         59,110,457           640,476,065         316,742,119
Contract owners' equity beginning of period .....          81,334,310         22,223,853           455,762,151         139,020,032
                                                        -------------        -----------        --------------        ------------
Contract owners' equity end of period ...........       $ 181,485,180         81,334,310         1,096,238,216         455,762,151
                                                        =============        ===========        ==============        ============

                                                                     DryCapAp                    DryGrInc
                                                           -----------------------    ---------------------------
                                                                 1997        1996           1997           1996
                                                                 ----        ----           ----           ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               72,902        --          403,974            --
  Mortality, expense and administration
    charges (note 2) ............................              (36,747)       --         (387,061)            (10)
                                                           -----------        --      -----------        --------
  Net investment activity .......................               36,155        --           16,913             (10)
                                                           -----------        --      -----------        --------

  Proceeds from mutual fund shares sold .........            5,083,147        --        7,332,820         161,759
  Cost of mutual fund shares sold ...............           (5,096,505)       --       (6,945,321)       (161,594)
                                                           -----------        --      -----------        --------
  Realized gain (loss) on investments ...........              (13,358)       --          387,499             165
  Change in unrealized gain (loss) on investments               63,381        --         (107,097)           (256)
                                                           -----------        --      -----------        --------
  Net gain (loss) on investments ................               50,023        --          280,402             (91)
                                                           -----------        --      -----------        --------
  Reinvested capital gains ......................                6,103        --        3,333,581            --
                                                           -----------        --      -----------        --------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..........               92,281        --        3,630,896            (101)
                                                           -----------        --      -----------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            3,431,579        --       31,096,853           9,005
  Transfers between funds .......................            6,774,363        --       21,834,332         199,331
  Redemptions ...................................             (246,314)       --       (1,113,904)           --
  Annuity benefits ..............................                 --          --             --              --
  Annual contract maintenance charge (note 2) ...                 (468)       --           (5,976)           --
  Contingent deferred sales charges (note 2) ....               (2,852)       --          (21,429)           --
  Adjustments to maintain reserves ..............                 (701)       --              558               2
                                                           -----------        --      -----------        --------
    Net equity transactions .....................            9,955,607        --       51,790,434         208,338
                                                           -----------        --      -----------        --------

Net change in contract owners' equity ...........           10,047,888        --       55,421,330         208,237
Contract owners' equity beginning of period .....                 --          --          208,237            --
                                                           -----------        --      -----------        --------
Contract owners' equity end of period ...........           10,047,888        --       55,629,567         208,237
                                                           ===========        ==      ===========        ========


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                FidVIPEI                                       FidVIPGr
                                                 --------------------------------------        ------------------------------------
                                                        1997                   1996                   1997                1996
                                                        ----                   ----                   ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................  $    31,564,284             2,196,188            11,151,243             3,402,849
Mortality, expense and administration
  charges (note 2) ............................      (30,084,349)          (21,686,508)          (24,599,980)          (19,702,775)
                                                 ---------------         -------------         -------------         -------------
  Net investment activity .....................        1,479,935           (19,490,320)          (13,448,737)          (16,299,926)
                                                 ---------------         -------------         -------------         -------------

Proceeds from mutual fund shares sold .........      137,267,016           128,388,351           361,048,888           352,390,654
Cost of mutual fund shares sold ...............      (91,126,170)          (86,491,155)         (231,057,958)         (263,927,395)
                                                 ---------------         -------------         -------------         -------------
  Realized gain (loss) on investments .........       46,140,846            41,897,196           129,990,930            88,463,259
Change in unrealized gain (loss) on investments      306,220,297           109,421,110           186,810,844            11,508,279
                                                 ---------------         -------------         -------------         -------------
  Net gain (loss) on investments ..............      352,361,143           151,318,306           316,801,774            99,971,538
                                                 ---------------         -------------         -------------         -------------
Reinvested capital gains ......................      158,698,207            62,957,378            49,915,087            85,921,939
                                                 ---------------         -------------         -------------         -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      512,539,285           194,785,364           353,268,124           169,593,551
                                                 ---------------         -------------         -------------         -------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      395,432,535           442,789,904           253,081,701           365,931,236
Transfers between funds .......................       (6,514,287)          (69,441,399)         (129,238,876)          (10,863,005)
Redemptions ...................................     (152,832,877)          (81,847,725)         (141,496,031)          (75,999,761)
Annuity benefits ..............................         (151,789)              (88,594)             (128,135)              (72,619)
Annual contract maintenance charge (note 2) ...         (987,195)             (829,507)           (1,099,317)             (953,598)
Contingent deferred sales charges (note 2) ....       (2,099,197)           (1,245,285)           (2,350,994)           (1,299,922)
Adjustments to maintain reserves ..............          (20,082)              162,241               (37,457)               88,603
                                                 ---------------         -------------         -------------         -------------
    Net equity transactions ...................      232,827,108           289,499,635           (21,269,109)          276,830,934
                                                 ---------------         -------------         -------------         -------------

Net change in contract owners' equity .........      745,366,393           484,284,999           331,999,015           446,424,485
Contract owners' equity beginning of period ...    1,851,157,378         1,366,872,379         1,662,797,746         1,216,373,261
                                                 ---------------         -------------         -------------         -------------
Contract owners' equity end of period .........  $ 2,596,523,771         1,851,157,378         1,994,796,761         1,662,797,746
                                                 ===============         =============         =============         =============

                                                                  FidVIPHI                                 FidVIPOv
                                                       --------------------------------        --------------------------------
                                                           1997                1996                 1997               1996
                                                           ----                ----                 ----               ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................         47,561,883          33,785,879           9,616,272           6,275,770
Mortality, expense and administration
  charges (note 2) ............................         (9,735,535)         (6,818,446)         (8,027,188)         (7,305,363)
                                                       -----------         -----------         -----------         -----------
  Net investment activity .....................         37,826,348          26,967,433           1,589,084          (1,029,593)
                                                       -----------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........        311,819,193         277,588,488         325,866,496         239,748,204
Cost of mutual fund shares sold ...............       (295,085,798)       (254,093,887)       (271,581,444)       (221,736,644)
                                                       -----------         -----------         -----------         -----------
  Realized gain (loss) on investments .........         16,733,395          23,494,601          54,285,052          18,011,560
Change in unrealized gain (loss) on investments         45,290,142           3,017,656         (34,908,260)         35,816,737
                                                       -----------         -----------         -----------         -----------
  Net gain (loss) on investments ..............         62,023,537          26,512,257          19,376,792          53,828,297
                                                       -----------         -----------         -----------         -----------
Reinvested capital gains ......................          5,878,435           6,610,280          38,173,687           6,903,348
                                                       -----------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        105,728,320          60,089,970          59,139,563          59,702,052
                                                       -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................        139,864,147         155,991,160          59,588,290          76,505,148
Transfers between funds .......................        (19,876,856)         39,129,338         (49,688,118)        (55,066,402)
Redemptions ...................................        (51,389,595)        (29,229,650)        (45,181,274)        (30,773,300)
Annuity benefits ..............................            (44,670)            (21,532)            (81,666)            (57,270)
Annual contract maintenance charge (note 2) ...           (245,933)           (214,322)           (348,798)           (366,967)
Contingent deferred sales charges (note 2) ....           (744,127)           (513,145)           (640,146)           (556,340)
Adjustments to maintain reserves ..............             12,025              19,823             (19,734)            (20,346)
                                                       -----------         -----------         -----------         -----------
    Net equity transactions ...................         67,574,991         165,161,672         (36,371,446)        (10,335,477)
                                                       -----------         -----------         -----------         -----------

Net change in contract owners' equity .........        173,303,311         225,251,642          22,768,117          49,366,575
Contract owners' equity beginning of period ...        654,534,143         429,282,501         562,589,941         513,223,366
                                                       -----------         -----------         -----------         -----------
Contract owners' equity end of period .........        827,837,454         654,534,143         585,358,058         562,589,941
                                                       ===========         ===========         ===========         ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                     FidVIPAM                                 FidVIPCon
                                                      -----------------------------------         --------------------------------
                                                             1997                 1996                 1997                1996
                                                             ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................        $   32,069,538          30,292,892           4,746,178               --
Mortality, expense and administration
  charges (note 2) ............................           (13,400,915)        (11,728,562)         (9,830,834)         (4,093,694)
                                                      ---------------         -----------         -----------         -----------
  Net investment activity .....................            18,668,623          18,564,330          (5,084,656)         (4,093,694)
                                                      ---------------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........            64,155,222          71,369,834          79,785,498          42,857,454
Cost of mutual fund shares sold ...............           (50,691,840)        (58,727,873)        (62,047,221)        (37,740,520)
                                                      ---------------         -----------         -----------         -----------
  Realized gain (loss) on investments .........            13,463,382          12,641,961          17,738,277           5,116,934
Change in unrealized gain (loss) on investments            61,763,112          52,460,984         115,299,306          55,834,150
                                                      ---------------         -----------         -----------         -----------
  Net gain (loss) on investments ..............            75,226,494          65,102,945         133,037,583          60,951,084
                                                      ---------------         -----------         -----------         -----------
Reinvested capital gains ......................            80,445,621          24,978,350          12,543,472           1,453,926
                                                      ---------------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           174,340,738         108,645,625         140,496,399          58,311,316
                                                      ---------------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           111,981,451         123,467,338         205,780,604         194,711,240
Transfers between funds .......................           (50,915,784)        (91,324,524)         60,354,302         165,546,497
Redemptions ...................................           (79,250,445)        (51,519,798)        (35,225,735)        (11,293,134)
Annuity benefits ..............................              (154,671)           (125,096)            (26,879)            (13,674)
Annual contract maintenance charge (note 2) ...              (604,024)           (645,091)           (255,108)            (92,454)
Contingent deferred sales charges (note 2) ....            (1,221,254)         (1,014,204)           (633,851)           (187,219)
Adjustments to maintain reserves ..............                20,989             (64,567)             19,885              26,929
                                                      ---------------         -----------         -----------         -----------
    Net equity transactions ...................           (20,143,738)        (21,225,942)        230,013,218         348,698,185
                                                      ---------------         -----------         -----------         -----------

Net change in contract owners' equity .........           154,197,000          87,419,683         370,509,617         407,009,501
Contract owners' equity beginning of period ...           926,404,131         838,984,448         527,666,759         120,657,258
                                                      ---------------         -----------         -----------         -----------
Contract owners' equity end of period .........       $ 1,080,601,131         926,404,131         898,176,376         527,666,759
                                                      ===============         ===========         ===========         ===========

                                                                      FidVIPGrOp                        MSEmMkt
                                                           ---------------------------        -----------------------
                                                               1997              1996              1997        1996
                                                               ----              ----              ----        ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................                 --                --             215,622        --
Mortality, expense and administration
  charges (note 2) ............................              (151,360)            --             (32,654)       --
                                                           ----------                          ---------
  Net investment activity .....................              (151,360)            --             182,968        --
                                                           ----------                          ---------

Proceeds from mutual fund shares sold .........            13,987,376             --           9,201,428        --
Cost of mutual fund shares sold ...............           (13,645,097)            --          (9,604,273)       --
                                                           ----------                          ---------
  Realized gain (loss) on investments .........               342,279             --            (402,845)       --
Change in unrealized gain (loss) on investments             1,832,634             --            (134,747)       --
                                                           ----------                          ---------
  Net gain (loss) on investments ..............             2,174,913             --            (537,592)       --
                                                           ----------                          ---------
Reinvested capital gains ......................                  --               --              93,569        --
                                                           ----------                          ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........             2,023,553             --            (261,055)       --
                                                           ----------                          ---------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................            14,171,862             --           3,095,151        --
Transfers between funds .......................            32,032,277             --           5,390,535        --
Redemptions ...................................              (564,541)            --             (69,221)       --
Annuity benefits ..............................                  --               --                --          --
Annual contract maintenance charge (note 2) ...                (2,292)            --                (458)       --
Contingent deferred sales charges (note 2) ....                (5,479)            --                (349)       --
Adjustments to maintain reserves ..............                 1,844             --              (7,793)       --
                                                           ----------                          ---------
    Net equity transactions ...................            45,633,671             --           8,407,865        --
                                                           ----------                          ---------

Net change in contract owners' equity .........            47,657,224             --           8,146,810        --
Contract owners' equity beginning of period ...                  --               --                --          --
                                                           ----------                          ---------
Contract owners' equity end of period .........            47,657,224             --           8,146,810        --
                                                           ==========             ==           =========        ==


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    NSATCapAp                                NSATGvtBd
                                                     -----------------------------------       ---------------------------------
                                                           1997                 1996                 1997                1996
                                                           ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................      $    2,726,088           1,251,542          17,136,024          16,514,790
Mortality, expense and administration
  charges (note 2) ............................          (3,300,579)         (1,068,996)         (3,682,644)         (3,520,523)
                                                      -------------         -----------         -----------         -----------
  Net investment activity .....................            (574,491)            182,546          13,453,380          12,994,267
                                                      -------------         -----------         -----------         -----------

Proceeds from mutual fund shares sold .........          62,546,657          79,805,628          91,300,089          59,380,633
Cost of mutual fund shares sold ...............         (46,273,238)        (71,378,017)        (88,341,190)        (60,934,857)
                                                      -------------         -----------         -----------         -----------
  Realized gain (loss) on investments .........          16,273,419           8,427,611           2,958,899          (1,554,224)
Change in unrealized gain (loss) on investments          40,948,774           5,144,294           4,971,271          (5,952,743)
                                                      -------------         -----------         -----------         -----------
  Net gain (loss) on investments ..............          57,222,193          13,571,905           7,930,170          (7,506,967)
                                                      -------------         -----------         -----------         -----------
Reinvested capital gains ......................           7,703,943           3,995,751                --                  --
                                                      -------------         -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          64,351,645          17,750,202          21,383,550           5,487,300
                                                      -------------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................          79,512,984          28,289,821          36,656,330          50,815,571
Transfers between funds .......................          95,314,794          64,574,647          (6,550,198)         (9,883,482)
Redemptions ...................................         (14,345,113)         (4,361,006)        (32,967,846)        (23,561,082)
Annuity benefits ..............................                (292)               --               (22,811)            (24,001)
Annual contract maintenance charge (note 2) ...             (90,956)            (44,443)           (161,508)           (177,041)
Contingent deferred sales charges (note 2) ....            (235,192)            (85,893)           (449,182)           (341,250)
Adjustments to maintain reserves ..............               8,193               3,484               2,293               4,597
                                                      -------------         -----------         -----------         -----------
    Net equity transactions ...................         160,164,418          88,376,610          (3,492,922)         16,833,312
                                                      -------------         -----------         -----------         -----------

Net change in contract owners' equity .........         224,516,063         106,126,812          17,890,628          22,320,612
Contract owners' equity beginning of period ...         139,089,426          32,962,614         281,791,284         259,470,672
                                                      -------------         -----------         -----------         -----------
Contract owners' equity end of period .........       $ 363,605,489         139,089,426         299,681,912         281,791,284
                                                      =============         ===========         ===========         ===========

                                                                       NSATMyMkt                                 NSATSmCo
                                                         -----------------------------------        --------------------------------
                                                               1997                  1996                1997                1996
                                                               ----                  ----                ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................            46,200,443            39,940,518                --               389,011
Mortality, expense and administration
  charges (note 2) ............................           (12,168,923)          (10,854,333)         (2,933,759)           (985,031)
                                                          -----------           -----------         -----------         -----------
  Net investment activity .....................            34,031,520            29,086,185          (2,933,759)           (596,020)
                                                          -----------           -----------         -----------         -----------

Proceeds from mutual fund shares sold .........         2,446,735,002         1,686,345,891         136,575,863          74,827,220
Cost of mutual fund shares sold ...............        (2,466,735,002)       (1,686,345,891)       (116,663,809)        (69,879,234)
                                                          -----------           -----------         -----------         -----------
  Realized gain (loss) on investments .........                  --                    --            19,912,054           4,947,986
Change in unrealized gain (loss) on investments                  --                    --             4,818,936           4,726,862
                                                          -----------           -----------         -----------         -----------
  Net gain (loss) on investments ..............                  --                    --            24,730,990           9,674,848
                                                          -----------           -----------         -----------         -----------
Reinvested capital gains ......................                  --                    --             7,911,895             855,271
                                                          -----------           -----------         -----------         -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........            34,031,520            29,086,185          29,709,126           9,934,099
                                                          -----------           -----------         -----------         -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           574,163,215           725,565,703          68,338,674          43,614,525
Transfers between funds .......................          (398,798,940)         (475,046,733)         46,335,002          96,607,598
Redemptions ...................................          (176,620,083)         (112,018,563)        (12,078,315)         (4,098,691)
Annuity benefits ..............................               (29,991)              (23,110)             (1,773)               --
Annual contract maintenance charge (note 2) ...              (338,131)             (319,172)            (76,406)            (21,542)
Contingent deferred sales charges (note 2) ....            (2,442,204)           (1,484,513)           (198,899)           (107,153)
Adjustments to maintain reserves ..............                11,382                48,555               9,979               1,006
                                                          -----------           -----------         -----------         -----------
    Net equity transactions ...................            (4,054,752)          136,722,167         102,328,262         135,995,743
                                                          -----------           -----------         -----------         -----------

Net change in contract owners' equity .........            29,976,768           165,808,352         132,037,388         145,929,842
Contract owners' equity beginning of period ...           809,469,729           643,661,377         158,512,835          12,582,993
                                                          -----------           -----------         -----------         -----------
Contract owners' equity end of period .........           839,446,497           809,469,729         290,550,223         158,512,835
                                                          ===========           ===========         ===========         ===========

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      NSATTotRe                               NBAMTGro
                                                      -------------------------------------      ---------------------------------
                                                             1997                 1996                 1997                1996
                                                             ----                 ----                 ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................       $    12,556,764           9,065,576                --               140,538
Mortality, expense and administration
  charges (note 2) ............................           (10,939,432)         (5,979,077)         (5,755,671)         (5,044,635)
                                                      ---------------        ------------        ------------        ------------
  Net investment activity .....................             1,617,332           3,086,499          (5,755,671)         (4,904,097)
                                                      ---------------        ------------        ------------        ------------

Proceeds from mutual fund shares sold .........            36,066,433          33,249,637         177,857,355         194,983,679
Cost of mutual fund shares sold ...............           (22,601,600)        (24,444,426)       (151,296,684)       (172,820,024)
                                                      ---------------        ------------        ------------        ------------
  Realized gain (loss) on investments .........            13,464,833           8,805,211          26,560,671          22,163,655
Change in unrealized gain (loss) on investments           139,386,896          51,380,231          47,617,333         (23,619,295)
                                                      ---------------        ------------        ------------        ------------
  Net gain (loss) on investments ..............           152,851,729          60,185,442          74,178,004          (1,455,640)
                                                      ---------------        ------------        ------------        ------------
Reinvested capital gains ......................            32,893,745          22,040,126          32,577,604          32,885,958
                                                      ---------------        ------------        ------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           187,362,806          85,312,067         100,999,937          26,526,221
                                                      ---------------        ------------        ------------        ------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................           234,728,766         147,190,954          44,470,540          63,157,589
Transfers between funds .......................            82,492,350          31,680,108          (3,323,065)        (56,288,983)
Redemptions ...................................           (51,176,329)        (27,808,731)        (39,592,901)        (21,321,681)
Annuity benefits ..............................              (152,880)           (135,707)            (60,735)            (54,905)
Annual contract maintenance charge (note 2) ...              (390,286)           (276,719)           (269,972)           (261,627)
Contingent deferred sales charges (note 2) ....              (714,965)           (321,819)           (523,316)           (336,808)
Adjustments to maintain reserves ..............                38,731              43,110              12,128             (16,483)
                                                      ---------------        ------------        ------------        ------------
    Net equity transactions ...................           264,825,387         150,371,196             712,679         (15,122,898)
                                                      ---------------        ------------        ------------        ------------

Net change in contract owners' equity .........           452,188,193         235,683,263         101,712,616          11,403,323
Contract owners' equity beginning of period ...           582,959,358         347,276,095         375,781,424         364,378,101
                                                      ---------------        ------------        ------------        ------------
Contract owners' equity end of period .........       $ 1,035,147,551         582,959,358         477,494,040         375,781,424
                                                      ===============        ============        ============        ============

                                                                        NBAMTLMat                               NBAMTPart
                                                           ---------------------------------       ---------------------------------
                                                                 1997                1996                1997                1996
                                                                 ----                ----                ----                ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................              11,734,100          16,264,359           1,231,708             353,111
Mortality, expense and administration
  charges (note 2) ............................              (2,628,324)         (2,674,530)         (7,824,975)         (2,762,993)
                                                           ------------        ------------        ------------        ------------
  Net investment activity .....................               9,105,776          13,589,829          (6,593,267)         (2,409,882)
                                                           ------------        ------------        ------------        ------------

Proceeds from mutual fund shares sold .........              57,634,002          51,617,066         239,929,783         104,141,211
Cost of mutual fund shares sold ...............             (58,656,885)        (54,630,288)       (184,398,144)        (83,085,149)
                                                           ------------        ------------        ------------        ------------
  Realized gain (loss) on investments .........              (1,022,883)         (3,013,222)         55,531,639          21,056,062
Change in unrealized gain (loss) on investments               1,972,323          (4,803,141)         71,315,949          27,820,051
                                                           ------------        ------------        ------------        ------------
  Net gain (loss) on investments ..............                 949,440          (7,816,363)        126,847,588          48,876,113
                                                           ------------        ------------        ------------        ------------
Reinvested capital gains ......................                    --                  --            18,968,301           4,413,881
                                                           ------------        ------------        ------------        ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........              10,055,216           5,773,466         139,222,622          50,880,112
                                                           ------------        ------------        ------------        ------------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................              56,406,502         103,107,451         178,218,856          89,463,499
Transfers between funds .......................             (64,818,071)        (80,971,699)        138,729,962         126,822,125
Redemptions ...................................             (16,675,074)        (11,098,410)        (32,375,861)         (9,554,710)
Annuity benefits ..............................                 (15,225)            (14,378)             (1,195)               --
Annual contract maintenance charge (note 2) ...                 (65,787)            (70,499)           (163,783)            (67,419)
Contingent deferred sales charges (note 2) ....                (209,825)           (166,112)           (453,932)           (152,084)
Adjustments to maintain reserves ..............                     372               5,385               1,670              18,141
                                                           ------------        ------------        ------------        ------------
    Net equity transactions ...................             (25,377,108)         10,791,738         283,955,717         206,529,552
                                                           ------------        ------------        ------------        ------------

Net change in contract owners' equity .........             (15,321,892)         16,565,204         423,178,339         257,409,664
Contract owners' equity beginning of period ...             203,772,070         187,206,866         354,011,224          96,601,560
                                                           ------------        ------------        ------------        ------------
Contract owners' equity end of period .........             188,450,178         203,772,070         777,189,563         354,011,224
                                                           ============        ============        ============        ============


                                                                     (Continued)

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996


                                                              OppBdFd                        OppGISec
                                                    -----------------------------       ---------------------------
                                                       1997               1996            1997              1996
                                                       ----               ----            ----              ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................... $  14,915,295       11,841,875        4,353,191               --
  Mortality, expense and administration
    charges (note 2) .............................    (3,235,025)      (2,458,735)      (5,669,952)      (3,373,580)
                                                   -------------     ------------     ------------     ------------
    Net investment activity.......................    11,680,270        9,383,140       (1,316,761)      (3,373,580)
                                                   -------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold ..........    30,992,706       26,186,293       76,448,017       45,734,202
  Cost of mutual fund shares sold ................   (30,503,439)     (26,001,294)     (62,463,469)     (44,891,906)
                                                   -------------     ------------     ------------     ------------
    Realized gain (loss) on investments ..........       489,267          184,999       13,984,548          842,296
  Change in unrealized gain (loss) on investments.     5,495,496       (2,545,288)      60,986,819       39,919,697
                                                   -------------     ------------     ------------     ------------
    Net gain (loss) on investments ...............     5,984,763       (2,360,289)      74,971,367       40,761,993
                                                   -------------     ------------     ------------     ------------
  Reinvested capital gains .......................       738,909           96,121               --               --
                                                   -------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........    18,403,942        7,118,972       73,654,606       37,388,413
                                                   -------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................    55,252,898       64,689,526       90,024,052       69,450,810
  Transfers between funds ........................    19,335,126        3,142,114       43,312,410       15,287,141
  Redemptions ....................................   (16,712,535)     (11,183,443)     (23,014,747)     (11,768,272)
  Annuity benefits ...............................       (54,502)         (28,688)          (4,941)          (1,441)
  Annual contract maintenance charge (note 2) ....       (89,653)         (82,976)        (173,863)        (140,721)
  Contingent deferred sales charges (note 2) .....      (268,113)        (162,459)        (394,896)        (243,448)
  Adjustments to maintain reserves ...............        (3,694)           5,388         (691,837)         (24,847)
                                                   -------------     ------------     ------------     ------------
      Net equity transactions ....................    57,459,527       56,379,462      109,056,178       72,559,222
                                                   -------------     ------------     ------------     ------------

Net change in contract owners' equity ............    75,863,469       63,498,434      182,710,784      109,947,635
Contract owners' equity beginning of period ......   215,102,822      151,604,388      306,611,894      196,664,259
                                                   -------------     ------------     ------------     ------------
Contract owners' equity end of period ............ $ 290,966,291      215,102,822      489,322,678      306,611,894
                                                   =============     ============     ============     ============


                                                                    OppGro                      OppMult
                                                               -----------------     ----------------------------
                                                               1997         1996        1997             1996
                                                               ----         ----        ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                   --      --      10,986,747       10,013,188
  Mortality, expense and administration
    charges (note 2) .............................              (40,955)     --      (3,902,616)      (2,686,847)
                                                            -----------      --    ------------     ------------
    Net investment activity.......................              (40,955)     --       7,084,131        7,326,341
                                                            -----------      --    ------------     ------------

  Proceeds from mutual fund shares sold ..........              738,091      --       8,146,767        7,288,916
  Cost of mutual fund shares sold ................             (732,690)     --      (6,105,557)      (5,896,054)
                                                            -----------      --    ------------     ------------
    Realized gain (loss) on investments ..........                5,401      --       2,041,210        1,392,862
  Change in unrealized gain (loss) on investments.             (150,054)     --      22,703,778       13,543,683
                                                            -----------      --    ------------     ------------
    Net gain (loss) on investments ...............             (144,653)     --      24,744,988       14,936,545
                                                            -----------      --    ------------     ------------
  Reinvested capital gains .......................                   --      --       9,159,579        4,206,935
                                                            -----------      --    ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             (185,608)     --      40,988,698       26,469,821
                                                            -----------      --    ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................            5,815,873      --      67,724,310       54,730,085
  Transfers between funds ........................           10,665,183      --      15,591,000       (2,296,771)
  Redemptions ....................................             (104,041)     --     (20,273,082)      (9,679,010)
  Annuity benefits ...............................                   --      --          (8,967)          (5,897)
  Annual contract maintenance charge (note 2) ....                 (799)     --        (128,063)        (113,444)
  Contingent deferred sales charges (note 2) .....                 (619)     --        (313,339)        (172,551)
  Adjustments to maintain reserves ...............                  125      --           2,876            8,410
                                                            -----------      --    ------------     ------------
      Net equity transactions ....................           16,375,722      --      62,594,735       42,470,822
                                                            -----------      --    ------------     ------------

Net change in contract owners' equity ............           16,190,114      --     103,583,433       68,940,643
Contract owners' equity beginning of period ......                   --      --     237,388,771      168,448,128
                                                            -----------      --    ------------     ------------
Contract owners' equity end of period ............           16,190,114      --     340,972,204      237,388,771
                                                            ===========      ==    ============     ============

                        NATIONWIDE VARIABLE ACCOUNT - II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1997 and 1996

                                                               StOpp2                           StDisc2
                                                   -----------------------------     -----------------------------
                                                        1997             1996             1997             1996
                                                        ----             ----             ----             ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  2,534,711        3,950,904               --       18,969,271
  Mortality, expense and administration
    charges (note 2) ............................    (9,066,407)      (7,057,927)      (2,604,823)      (2,853,957)
                                                   ------------     ------------     ------------     ------------
    Net investment activity .....................    (6,531,696)      (3,107,023)      (2,604,823)      16,115,314
                                                   ------------     ------------     ------------     ------------

  Proceeds from mutual fund shares sold .........   148,226,419      119,184,242      123,823,006      102,439,111
  Cost of mutual fund shares sold ...............  (109,705,183)     (96,051,789)    (138,054,663)     (93,265,896)
                                                   ------------     ------------     ------------     ------------
    Realized gain (loss) on investments .........    38,521,236       23,132,453      (14,231,657)       9,173,215
  Change in unrealized gain (loss) on investments    53,401,226       42,622,463       35,647,182      (52,600,640)
                                                   ------------     ------------     ------------     ------------
    Net gain (loss) on investments ..............    91,922,462       65,754,916       21,415,525      (43,427,425)
                                                   ------------     ------------     ------------     ------------
  Reinvested capital gains ......................    57,079,292       18,522,999               --       25,127,954
                                                   ------------     ------------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   142,470,058       81,170,892       18,810,702       (2,184,157)
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    89,723,233      114,300,494       22,742,374       54,635,699
  Transfers between funds .......................   (29,207,063)      (1,880,976)     (42,069,763)     (61,723,439)
  Redemptions ...................................   (40,126,673)     (24,806,464)     (12,584,675)     (10,218,470)
  Annuity benefits ..............................       (34,707)         (24,921)          (9,675)          (6,945)
  Annual contract maintenance charge (note 2) ...      (341,773)        (307,976)        (105,512)        (117,314)
  Contingent deferred sales charges (note 2) ....      (633,525)        (443,883)        (239,340)        (194,690)
  Adjustments to maintain reserves ..............       (51,000)          15,330            2,840            4,270
                                                   ------------     ------------     ------------     ------------
      Net equity transactions ...................    19,328,492       86,851,604      (32,263,751)     (17,620,889)
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity ...........   161,798,550      168,022,496      (13,453,049)     (19,805,046)
Contract owners' equity beginning of period .....   602,429,220      434,406,724      208,719,472      228,524,518
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period ...........  $764,227,770      602,429,220      195,266,423      208,719,472
                                                   ============     ============     ============     ============





                                                              StintStk2                       VEWrldBd
                                                  ----------------------------      ----------------------------
                                                        1997              1996          1997            1996
                                                        ----              ----          ----            ----

INVESTMENT ACTIVITY:

  Reinvested dividends ..........................    1,173,377         287,395        3,428,399        2,839,207
  Mortality, expense and administration
    charges (note 2) ............................     (921,090)       (611,962)      (1,337,855)      (1,405,973)
                                                   -----------     -----------     ------------     ------------
    Net investment activity .....................      252,287        (324,567)       2,090,544        1,433,234
                                                   -----------     -----------     ------------     ------------

  Proceeds from mutual fund shares sold .........   39,269,990      40,635,874       36,100,931       26,316,732
  Cost of mutual fund shares sold ...............  (40,207,464)    (39,555,594)     (37,747,713)     (24,676,513)
                                                   -----------     -----------     ------------     ------------
    Realized gain (loss) on investments .........     (937,474)      1,080,280       (1,646,782)       1,640,219
  Change in unrealized gain (loss) on investments   (9,982,351)        163,302          311,663       (1,896,860)
                                                   -----------     -----------     ------------     ------------
    Net gain (loss) on investments ..............  (10,919,825)      1,243,582       (1,335,119)        (256,641)
                                                   -----------     -----------     ------------     ------------
  Reinvested capital gains ......................    1,762,973              --               --               --
                                                   -----------     -----------     ------------     ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   (8,904,565)        919,015          755,425        1,176,593
                                                   -----------     -----------     ------------     ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................   16,108,665      24,522,765       13,446,356       19,593,116
  Transfers between funds .......................  (22,926,232)     44,391,422      (16,903,125)     (10,054,511)
  Redemptions ...................................   (4,298,166)     (2,445,130)      (9,117,586)      (7,422,209)
  Annuity benefits ..............................       (1,862)             --          (11,204)         (10,709)
  Annual contract maintenance charge (note 2) ...      (23,552)        (13,534)         (44,515)         (54,748)
  Contingent deferred sales charges (note 2) ....      (69,910)        (44,582)        (111,505)        (102,961)
  Adjustments to maintain reserves ..............        5,043           3,498            3,411            5,937
                                                   -----------     -----------     ------------     ------------
      Net equity transactions ...................  (11,206,014)     66,414,439      (12,738,168)       1,953,915
                                                   -----------     -----------     ------------     ------------

Net change in contract owners' equity ...........  (20,110,579)     67,333,454      (11,982,743)       3,130,508
Contract owners' equity beginning of period .....   69,828,900       2,495,446      109,247,607      106,117,099
                                                   -----------     -----------     ------------     ------------
Contract owners' equity end of period ...........   49,718,321      69,828,900       97,264,864      109,247,607
                                                   ===========     ===========     ============     ============



                                                                     (Continued)

                       NATIONWIDE VARIABLE ACCOUNT -- II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             VEWrldEMkt                      VEWrldHAs
                                                   ----------------------------    -----------------------------
                                                        1997             1996            1997             1996
                                                        ----             ----            ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $   154,979              --        2,942,339        1,557,690
Mortality, expense and administration
  charges (note 2) ............................     (1,293,147)         (3,588)      (2,001,920)      (2,044,967)
                                                   -----------     -----------     ------------     ------------
  Net investment activity .....................     (1,138,168)         (3,588)         940,419         (487,277)
                                                   -----------     -----------     ------------     ------------

Proceeds from mutual fund shares sold .........     85,151,405          83,165      180,226,702      234,370,915
Cost of mutual fund shares sold ...............    (84,005,535)        (83,031)    (178,928,373)    (216,949,542)
                                                   -----------     -----------     ------------     ------------
  Realized gain (loss) on investments .........      1,145,870             134        1,298,329       17,421,373
Change in unrealized gain (loss) on
  investments .................................    (24,512,682)         96,291      (10,420,493)       1,524,272
                                                   -----------     -----------     ------------     ------------
  Net gain (loss) on investments ..............    (23,366,812)         96,425       (9,122,164)      18,945,645
                                                   -----------     -----------     ------------     ------------
Reinvested capital gains ......................             --              --        3,986,394        1,527,541
                                                   -----------     -----------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    (24,504,980)         92,837       (4,195,351)      19,985,909
                                                   -----------     -----------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................     39,216,218          46,290       16,547,301       25,924,596
Transfers between funds .......................     58,762,770      12,045,985      (24,931,349)      (4,917,223)
Redemptions ...................................     (7,729,327)         (4,889)     (11,775,774)      (8,243,366)
Annuity benefits ..............................         (1,090)             --           (2,890)          (1,348)
Annual contract maintenance charge (note 2) ...        (31,176)            (62)         (76,665)         (85,001)
Contingent deferred sales charges (note 2) ....       (109,502)            (40)        (187,910)        (143,065)
Adjustments to maintain reserves ..............         (6,833)            112           (7,728)          51,242
                                                   -----------     -----------     ------------     ------------
    Net equity transactions ...................     90,101,060      12,087,396      (20,435,015)      12,585,835
                                                   -----------     -----------     ------------     ------------

Net change in contract owners' equity .........     65,596,080      12,180,233      (24,630,366)      32,571,744
Contract owners' equity beginning of period ...     12,180,233              --      151,820,758      119,249,014
                                                   -----------     -----------     ------------     ------------
Contract owners' equity end of period .........    $77,776,313      12,180,233      127,190,392      151,820,758
                                                   ===========     ===========     ============     ============


                                                               MSRESec                            WPinteq
                                                  ------------------------------     -----------------------------
                                                         1997           1996              1997             1996
                                                         ----           ----              ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $   6,929,835        1,590,652        2,335,080        3,698,055
Mortality, expense and administration
  charges (note 2) ............................      (2,856,831)        (541,778)      (4,217,409)      (2,849,091)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................       4,073,004        1,048,874       (1,882,329)         848,964
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........      87,738,533       16,573,232       94,815,826      106,917,675
Cost of mutual fund shares sold ...............     (67,567,070)     (14,961,481)     (87,661,494)     (99,742,804)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........      20,171,463        1,611,751        7,154,332        7,174,871
Change in unrealized gain (loss) on
  investments .................................      (8,041,235)      19,537,820      (34,790,695)       1,634,068
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............      12,130,228       21,149,571      (27,636,363)       8,808,939
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................      22,876,677          753,434       16,160,192        1,645,400
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      39,079,909       22,951,879      (13,358,500)      11,303,303
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      63,961,156       22,515,613       69,542,854      112,785,247
Transfers between funds .......................      26,781,688       98,780,721      (17,704,103)      87,888,069
Redemptions ...................................     (11,168,996)      (1,228,962)     (16,226,024)      (9,488,177)
Annuity benefits ..............................          (1,202)              --           (8,123)          (2,986)
Annual contract maintenance charge (note 2) ...         (56,589)         (10,786)         (95,572)         (62,895)
Contingent deferred sales charges (note 2) ....        (156,322)         (17,641)        (245,953)        (148,153)
Adjustments to maintain reserves ..............           4,138            3,554            4,927           25,385
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................      79,363,873      120,042,499       35,268,006      190,996,490
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity .........     118,443,782      142,994,378       21,909,506      202,299,793
Contract owners' equity beginning of period ...     150,233,923        7,239,545      264,866,519       62,566,726
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period .........    $268,677,705      150,233,923      286,776,025      264,866,519
                                                   ============     ============     ============     ============

                       NATIONWIDE VARIABLE ACCOUNT -- II
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             WPPVenCap                       WPSmCoGr
                                                  ---------------------------     -----------------------------
                                                       1997           1996            1997             1996
                                                       ----           ----            ----             ----
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $     2,289             --               --               --
Mortality, expense and administration
  charges (note 2) ............................       (303,833)        (2,741)      (4,274,427)      (2,791,973)
                                                   -----------     ----------     ------------     ------------
  Net investment activity .....................       (301,544)        (2,741)      (4,274,427)      (2,791,973)
                                                   -----------     ----------     ------------     ------------

Proceeds from mutual fund shares sold .........     46,674,220             --      206,418,883      197,695,619
Cost of mutual fund shares sold ...............    (44,520,920)            --     (190,696,238)    (177,329,297)
                                                   -----------     ----------     ------------     ------------
  Realized gain (loss) on investments .........      2,153,300             --       15,722,645       20,366,322
Change in unrealized gain (loss) on
  investments..................................       (396,347)       151,486       32,994,104       (7,620,245)
                                                   -----------     ----------     ------------     ------------
  Net gain (loss) on investments ..............      1,756,953        151,486       48,716,749       12,746,077
                                                   -----------     ----------     ------------     ------------
Reinvested capital gains ......................             --             --               --               --
                                                   -----------     ----------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      1,455,409        148,745       44,442,322        9,954,104
                                                   -----------     ----------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      6,835,129         34,854       78,705,384      105,581,082
Transfers between funds .......................       (463,676)     9,268,650       21,336,792       58,853,290
Redemptions ...................................     (2,561,771)        (3,576)     (17,829,181)     (10,660,592)
Annuity benefits ..............................             --             --           (4,658)          (1,515)
Annual contract maintenance charge (note 2) ...         (5,950)           (47)        (116,486)         (67,269)
Contingent deferred sales charges (note 2) ....        (29,935)           (30)        (332,255)        (179,689)
Adjustments to maintain reserves ..............            975             16           12,595           21,132
                                                   -----------     ----------     ------------     ------------
    Net equity transactions ...................      3,774,772      9,299,867       81,772,191      153,546,439
                                                   -----------     ----------     ------------     ------------

Net change in contract owners' equity .........      5,230,181      9,448,612      126,214,513      163,500,543
Contract owners' equity beginning of period ...      9,448,612             --      257,182,600       93,682,057
                                                   -----------     ----------     ------------     ------------
Contract owners' equity end of period .........    $14,678,793      9,448,612      383,397,113      257,182,600
                                                   ===========     ==========     ============     ============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

      Portfolios of the American Century Variable Portfolios, Inc.
        (American Century VP)
          (formerly TCI Portfolios, Inc.);
            American Century VP - American Century VP Balanced (ACVPBal)
              (formerly TCI Portfolios - TCI Balanced)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
            American Century VP - American Century VP International
              (ACVPInt) (formerly TCI Portfolios - TCI International)
            American Century VP - American Century VP Value (ACVPValue)
              (formerly TCI Portfolios - TCI Value)

      Funds of the American Variable Insurance Series (American VI
        Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
          American VI Series - Growth Fund (AVISGro)
          American VI Series - High-Yield Bond Fund (AVISHiYld)
          American VI Series - U.S. Government/AAA-Rated Securities Fund
            (AVISGvt)

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

      Dreyfus Stock Index Fund (DryStkIx)

      Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
        Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

      Portfolios of the Fidelity Variable Insurance Products Fund
        (Fidelity VIP);
          Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
          Fidelity VIP - Growth Portfolio (FidVIPGr)
          Fidelity VIP - High Income Portfolio (FidVIPHI)
          Fidelity VIP - Overseas Portfolio (FidVIPOv)

      Portfolios of the Fidelity Variable Insurance Products Fund II
        (Fidelity VIP-II);
          Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
          Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

        Portfolio of the Fidelity Variable Insurance Products Fund III
          (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

        Portfolio of the Morgan Stanley Universal Funds, Inc.
          (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

        Funds of the Nationwide Separate Account Trust (Nationwide SAT)
          (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

        Portfolios of the Neuberger & Berman Advisers Management Trust
          (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
              (NBAMTLMat)
            Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

        Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
          Oppenheimer VAF - Bond Fund (OppBdFd)
          Oppenheimer VAF - Global Securities Fund (OppGlSec)
          Oppenheimer VAF - Growth Fund (OppGro)
          Oppenheimer VAF - Multiple Strategies Fund (OppMult)

        Strong Opportunity Fund II, Inc. (StOpp2)
          (formerly Strong Special Fund II, Inc.)

        Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
          Strong VIF - Strong Discovery Fund II (StDisc2)
          Strong VIF - Strong International Stock Fund II (StIntStk2)


        Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
          Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
            (formerly Van Eck WIT - Gold and Natural Resources Fund)

        Portfolio of the Van Kampen American Capital Life Investment Trust
          (Van Kampen American Capital LIT);
            Van Kampen American Capital LIT - Morgan Stanley Real Estate
              Securities Portfolio (MSRESec)
                (formerly Van Kampen American Capital LIT -
                  Real Estate Securities Fund)

        Portfolios of the Warburg Pincus Trust;
         Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

   At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

   The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

c) Security Valuation, Transactions and Related Investment Income

   The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                TOTAL           ACVPBal       ACVPCapap           ACVPint        ACVPValue
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $ 126,406,070         1,191,850        4,037,524         1,015,749          236,395
     BOA Vision......................      83,760,749           875,039        1,103,836         1,073,332          228,347
     BOA Enterprise..................         118,491               876            1,623             1,174              559
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $ 210,285,310         2,067,765        5,142,983         2,090,255          465,301
                                         ============      ============     ============      ============     ============

                                              AVISGro         AVISHiYld          AVISGvt          DrySRGro         DryStkIx
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $     329,103            38,276           72,106           927,006        4,928,324
     BOA Vision......................              -                 -                -            837,713        6,128,921
     BOA Enterprise..................              -                 -                -              1,418            8,919
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $     329,103            38,276           72,106         1,766,137       11,066,164
                                         ============      ============     ============      ============     ============

                                             DryCapAp          DryGrInc         FidVIPEI          FidVIPGr         FidVIPHI
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $      12,311           148,142       18,215,213        17,002,784        5,147,050
     BOA Vision......................          24,419           237,804       11,859,942         7,588,917        4,584,647
     BOA Enterprise..................              17             1,115            9,194             8,279            3,838
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $      36,747           387,061       30,084,349        24,599,980        9,735,535
                                         ============      ============     ============      ============     ============

                                             FidVIPOv          FidVIPAM        FidVIPCon        FidVipGrOp          MSEmMkt
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   6,016,329         9,994,932        4,517,986            60,777           15,348
     BOA Vision......................       2,010,362         3,404,754        5,308,985            90,378           17,202
     BOA Enterprise..................             497             1,229            3,863               205              104
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   8,027,188        13,400,915        9,830,834           151,360           32,654
                                         ============      ============     ============      ============     ============

                                            NSATCaPap         NSATGvtBd        NSATMyMkt          NSATSmCo        NSATTotRe
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   1,856,637         2,631,037        6,719,210         1,428,117        6,944,503
     BOA Vision......................       1,437,155         1,049,731        5,441,823         1,497,619        3,970,444
     BOA Enterprise..................           6,787             1,876            7,890             8,023           24,485
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   3,300,579         3,682,644       12,168,923         2,933,759       10,939,432
                                         ============      ============     ============      ============     ============

                                             NBAMTGro         NBAMTLMat        NBAMTPart           OppBdFd         OppGISec
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $   4,438,181         1,495,421        3,649,443         1,630,280        2,979,200
     BOA Vision......................       1,315,545         1,132,335        4,169,214         1,603,881        2,689,657
     BOA Enterprise..................           1,945               568            6,318               864            1,095
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   5,755,671         2,628,324        7,824,975         3,235,025        5,669,952
                                         ============      ============     ============      ============     ============

                                               OppGRo           OppMult           StOpp2           StDisc2        StintStk2
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $      18,845         2,272,557        5,943,611         1,607,469          440,839
     BOA Vision......................          22,068         1,628,568        3,119,935           996,834          479,748
     BOA Enterprise..................              42             1,491            2,861               520              503
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $      40,955         3,902,616        9,066,407         2,604,823          921,090
                                         ============      ============     ============      ============     ============

                                             VEWrldBd        VEWrldEMkt        VEWrlfHAs           MSRESec          WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     BOA.............................   $     866,795           699,280        1,330,754         1,477,443        1,892,289
     BOA Vision......................         470,930           592,796          670,086         1,377,066        2,323,574
     BOA Enterprise..................             130             1,071            1,080             2,322            1,546
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................   $   1,337,855         1,293,147        2,001,920         2,856,831        4,217,409
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSmCoGr
                                         ------------      ------------
     BOA.............................   $     135,993         2,040,961
     BOA Vision......................         167,588         2,229,554
     BOA Enterprise..................             252             3,912
                                         ------------      ------------
         Total.......................   $     303,833         4,274,427
                                         ============      ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

                                                                                                                   ANNUAL
 Contract owners' equity represented by:                     UNITS            UNIT VALUE                               RETURN
                                                             -----            ----------                               ------
   Contracts in accumulation phase:
      The BEST OF AMERICA(R) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ............................    3,321,528           $ 16.345418       $54,291,764          14%
            Non-tax qualified ........................    2,535,285             16.345418        41,440,293          14%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ............................    7,405,239             22.608168       167,418,887          (5)%
            Non-tax qualified ........................    4,340,405             22.608168        98,128,605          (5)%
         American Century VP -
         American Century VP International:
            Tax qualified ............................    3,513,167             13.753336        48,317,766          17%
            Non-tax qualified ........................    2,814,767             13.753336        38,712,436          17%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................    1,153,698             12.621843        14,561,795          24%
            Non-tax qualified ........................    1,177,685             12.621843        14,864,555          24%
         American VI Series - Growth Fund:
            Tax qualified ............................      425,839             31.433956        13,385,804          28%
            Non-tax qualified ........................      417,659             31.433956        13,128,675          28%
         American VI Series -
         High-Yield Bond Fund:
            Tax qualified ............................       79,449             25.696356         2,041,550          11%
            Non-tax qualified ........................       44,445             25.696356         1,142,075          11%
         American VI Series - U.S. Government/
         AAA-Rated Securities Fund:
            Tax qualified ............................      146,543             19.690955         2,885,572           7%
            Non-tax qualified ........................      111,728             19.690955         2,200,031           7%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................    2,568,412             21.597400        55,471,021          27%
            Non-tax qualified ........................    1,595,569             21.597400        34,460,142          27%
         Dreyfus Stock Index Fund:
            Tax qualified ............................   12,220,119             21.614298       264,129,294          31%
            Non-tax qualified ........................    9,791,828             21.614298       211,643,488          31%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................      160,444             10.192063         1,635,255           2%(a)
            Non-tax qualified ........................      195,833             10.192063         1,995,942           2%(a)
         Dreyfus VIF Growth and Income Portfolio:
            Tax qualified ............................      948,045             11.455116        10,859,965          15%
            Non-tax qualified ........................      850,450             11.455116         9,742,003          15%

Fidelity VIP - Equity-Income Portfolio:
   Tax qualified ..........................      23,984,214       35.459509       850,468,452       26%
   Non-tax qualified ......................      19,527,927       35.459509       692,450,703       26%
Fidelity VIP - Growth Portfolio:
   Tax qualified ..........................      17,382,123       46.918894       815,549,987       22%
   Non-tax qualified ......................      11,857,821       46.918894       556,355,847       22%
Fidelity VIP - High Income Portfolio:
   Tax qualified ..........................       6,886,178       28.515871       196,365,364       16%
   Non-tax qualified ......................       8,097,358       28.515871       230,903,216       16%
Fidelity VIP - Overseas Portfolio:
   Tax qualified ..........................      12,793,113       18.248482       233,454,892       10%
   Non-tax qualified ......................      11,023,038       18.248482       201,153,711       10%
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified ..........................      20,417,818       24.319958       496,560,476       19%
   Non-tax qualified ......................      12,420,418       24.319958       302,064,044       19%
Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified ..........................      13,856,940       16.241378       225,055,800       23%
   Non-tax qualified ......................      11,315,346       16.241378       183,776,812       23%
Fidelity VIP-III -
Growth Opportunities Portfolio:
   Tax qualified ..........................         946,688       10.932125        10,349,312        9%(a)
   Non-tax qualified ......................         861,112       10.932125         9,413,784        9%(a)
Morgan Stanley -
Emerging Markets Debt Portfolio:
   Tax qualified ..........................         172,203        9.810487         1,689,395       (2)%(a)
   Non-tax qualified ......................         222,098        9.810487         2,178,890       (2)%(a)
Nationwide SAT -
Capital Appreciation Fund:
   Tax qualified ..........................       3,948,978       23.867569        94,252,505       33%
   Non-tax qualified ......................       4,139,623       23.867569        98,802,738       33%
Nationwide SAT -
Government Bond Fund:
   Tax qualified ..........................       3,575,004       32.793820       117,238,038        8%
   Non-tax qualified ......................       2,848,085       32.707206        93,152,903        8%
Nationwide SAT - Money Market Fund:
   Tax qualified ..........................      10,935,137       22.994005       251,442,595        4%
   Non-tax qualified ......................      11,155,103       22.994005       256,500,494        4%
Nationwide SAT - Small Company Fund:
   Tax qualified ..........................       4,812,645       16.020642        77,101,663       16%
   Non-tax qualified ......................       3,793,288       16.020642        60,770,909       16%
Nationwide SAT - Total Return Fund:
   Tax qualified ..........................       4,368,093       80.108117       349,919,705       28%
   Non-tax qualified ......................       3,538,356       78.045294       276,152,034       28%
Neuberger & Berman AMT Growth Portfolio:
   Tax qualified ..........................       5,338,769       37.889922       202,285,541       27%
   Non-tax qualified ......................       4,164,923       37.889922       157,808,608       27%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
   Tax qualified ..........................       3,398,882       17.690564        60,128,140        5%
   Non-tax qualified ......................       2,928,007       17.690564        51,798,095        5%
                                                                                          (continued)


         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified .......................          7,980,031               22.354609    178,390,473           30%
            Non-tax qualified ...................          7,769,569               22.354609    173,685,677           30%
         Oppenheimer VAF - Bond Fund:
            Tax qualified .......................          4,076,992               18.715948     76,304,770            8%
            Non-tax qualified ...................          3,420,959               18.715948     64,026,491            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified .......................          9,603,574               16.030693    153,951,946           21%
            Non-tax qualified ...................          6,175,581               16.030693     98,998,843           21%
         Oppenheimer VAF - Growth Fund:
            Tax qualified .......................            465,695               10.427884      4,856,213            4%(a)
            Non-tax qualified ...................            330,322               10.427884      3,444,559            4%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified .......................          5,140,468               20.878401    107,324,752           16%
            Non-tax qualified ...................          4,005,875               20.878401     83,636,265           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified .......................         11,262,847               26.092982    293,881,264           24%
            Non-tax qualified ...................          7,827,155               26.092982    204,233,815           24%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .......................          3,782,422               17.733129     67,074,177           10%
            Non-tax qualified ...................          3,017,702               17.733129     53,513,299           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified .......................          1,303,896                9.509278     12,399,110          (15)%
            Non-tax qualified ...................          1,020,345                9.509278      9,702,744          (15)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified .......................          2,104,195               14.758566     31,054,901            1%
            Non-tax qualified ...................          2,016,599               14.758566     29,762,109            1%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified .......................          2,421,738                8.792462     21,293,039          (13)%
            Non-tax qualified ...................          2,018,746                8.792462     17,749,747          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified .......................          2,616,530               15.767781     41,256,872           (3)%
            Non-tax qualified ...................          2,702,266               15.767781     42,608,738           (3)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified .......................          3,539,264               17.901858     63,359,402           20%
            Non-tax qualified ...................          4,040,440               17.901858     72,331,383           20%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified .......................          5,900,906               11.164048     65,877,998           (4)%
            Non-tax qualified ...................          5,196,387               11.164048     58,012,714           (4)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified .......................            391,358               11.369600      4,449,584           12%
            Non-tax qualified ...................            316,378               11.369600      3,597,091           12%

         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified ...........................      6,148,609               15.950665     98,074,402           14%
            Non-tax qualified .......................      5,532,845               15.950665     88,252,557           14%

      The BEST OF AMERICA(R) Nationwide Insurance
      Enterprise Annuity contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ...........................          7,706               13.063915        100,671           15%
            Non-tax qualified .......................          5,382               13.063915         70,310           15%
         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ...........................          7,635                8.999141         68,708           (4)%
            Non-tax qualified .......................         11,715                8.999141        105,425           (4)%
         American Century VP -
         American Century VP International:
            Tax qualified ...........................          1,575               13.831167         21,784           18%
            Non-tax qualified .......................         10,967               13.831167        151,686           18%
         American Century VP -
         American Century VP Value:
            Tax qualified ...........................            439               12.687119          5,570           25%
            Non-tax qualified .......................         10,139               12.687119        128,635           25%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ...........................          6,260               15.827982         99,083           27%
            Non-tax qualified .......................          9,564               15.827982        151,379           27%
         Dreyfus Stock Index Fund:
            Tax qualified ...........................         52,598               16.954928        891,795           32%
            Non-tax qualified .......................         46,692               16.954928        791,659           32%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ...........................            436               10.216047          4,454            2%(a)
            Non-tax qualified .......................            445               10.216047          4,546            2%(a)
         Dreyfus VIF
          Growth and Income Portfolio:
            Tax qualified ...........................         21,624               11.514380        248,987           15%
            Non-tax qualified .......................         13,972               11.514380        160,879           15%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................         53,201               15.458195        822,391           27%
            Non-tax qualified .......................         47,182               15.458195        729,349           27%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................         51,572               13.440547        693,156           22%
            Non-tax qualified .......................         43,269               13.440547        581,559           22%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................         21,865               13.408646        293,180           17%
            Non-tax qualified .......................         28,876               13.408646        387,188           17%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................            859               13.030895         11,194           11%
            Non-tax qualified .......................          5,016               13.030895         65,363           11%

                                                                     (Continued)

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................          8,799               14.332657        126,113           20%
            Non-tax qualified .......................          7,737               14.332657        110,892           20%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................         22,202               15.126324        335,835           23%
            Non-tax qualified .......................         21,146               15.126324        319,861           23%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified ...........................          1,128               10.957842         12,360           10%(a)
            Non-tax qualified .......................          7,174               10.957842         78,612           10%(a)
         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ...........................          2,014                9.833594         19,805           (2)%(a)
            Non-tax qualified .......................          1,055                9.833594         10,374           (2)%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ...........................         41,342               17.967816        742,825           33%
            Non-tax qualified .......................         30,233               17.967816        543,221           33%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified ...........................         12,756               11.460915        146,195            9%
            Non-tax qualified .......................         20,611               11.460915        236,221            9%
         Nationwide SAT - Money Market Fund:
            Tax qualified ...........................         39,718               10.971484        435,765            4%
            Non-tax qualified .......................         33,925               10.971484        372,208            4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ...........................         28,143               16.185025        455,495           16%
            Non-tax qualified .......................         53,457               16.185025        865,203           16%
         Nationwide SAT - Total Return Fund:
            Tax qualified ...........................        154,636               16.295055      2,519,802           28%
            Non-tax qualified .......................        127,059               16.295055      2,070,433           28%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified ...........................         12,673               13.815173        175,080           28%
            Non-tax qualified .......................         12,764               13.815173        176,337           28%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified ...........................          6,757               11.153775         75,366            6%
            Non-tax qualified .......................          4,478               11.153775         49,947            6%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ...........................         28,536               17.688563        504,761           30%
            Non-tax qualified .......................         35,613               17.688563        629,943           30%
         Oppenheimer VAF - Bond Fund:
            Tax qualified ...........................          9,333               11.589929        108,169            8%
            Non-tax qualified .......................          5,291               11.589929         61,322            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified ...........................          6,749               14.315651         96,616           21%
            Non-tax qualified .......................          8,609               14.315651        123,243           21%

         Oppenheimer VAF - Growth Fund:
            Tax qualified ............................         1,122               10.452434         11,728            5%(a)
            Non-tax qualified ........................           153               10.452434          1,599            5%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified ............................        14,345               13.725672        196,895           16%
            Non-tax qualified ........................         9,530               13.725672        130,806           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified ............................        19,338               15.443112        298,639           24%
            Non-tax qualified ........................        14,422               15.443112        222,721           24%
         Strong VIF - Strong Discovery Fund II:
            Tax qualified ............................         1,366               11.566866         15,800           10%
            Non-tax qualified ........................         6,228               11.566866         72,038           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified ............................         3,580                9.559256         34,222          (14)%
            Non-tax qualified ........................         1,291                9.559256         12,341          (14)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified ............................           637               10.447140          6,655            2%
            Non-tax qualified ........................         1,016               10.447140         10,614            2%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified ............................        10,818                8.838016         95,610          (12)%
            Non-tax qualified ........................         5,579                8.838016         49,307          (12)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified ............................         1,428               12.634338         18,042           (2)%
            Non-tax qualified ........................         9,072               12.634338        114,619           (2)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified ............................         6,274               17.802527        111,693           21%
            Non-tax qualified ........................        16,279               17.802527        289,807           21%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified ............................         9,899               10.962668        108,519           (3)%
            Non-tax qualified ........................         7,315               10.962668         80,192           (3)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified ............................           774               11.428435          8,846           12%
            Non-tax qualified ........................         2,554               11.428435         29,188           12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified ............................        14,575               14.460130        210,756           15%
            Non-tax qualified ........................        23,748               14.460130        343,399           15%

      The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
         American Century VP -
         American Century VP Balanced:
            Tax qualified ............................     2,000,046               15.050621     30,101,934           14%
            Non-tax qualified ........................     2,838,431               15.050621     42,720,149           14%
                                                                                                          (continued)


         American Century VP -
         American Century VP Capital Appreciation:
            Tax qualified ............................     2,614,244               11.511011     30,092,591           (5)%
            Non-tax qualified ........................     3,809,872               11.511011     43,855,479           (5)%
         American Century VP -
         American Century VP International:
            Tax qualified ............................     2,815,042               13.705793     38,582,383           17%
            Non-tax qualified ........................     4,053,845               13.705793     55,561,160           17%
         American Century VP -
         American Century VP Value:
            Tax qualified ............................     1,430,623               12.608786     18,038,419           24%
            Non-tax qualified ........................     1,650,353               12.608786     20,808,948           24%
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax qualified ............................     1,955,501               20.377644     39,848,503           27%
            Non-tax qualified ........................     2,524,371               20.377644     51,440,734           27%
         Dreyfus Stock Index Fund:
            Tax qualified ............................    11,980,808               21.459607    257,103,431           31%
            Non-tax qualified ........................    16,840,871               21.459607    361,398,473           31%
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax qualified ............................       282,102               10.187254      2,873,845            2%(a)
            Non-tax qualified ........................       346,889               10.187254      3,533,846            2%(a)
         Dreyfus VIF-
         Growth and Income Portfolio:
            Tax qualified ............................     1,288,755               11.443262     14,747,561           15%
            Non-tax qualified ........................     1,736,408               11.443262     19,870,172           15%
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ............................    21,713,028               20.400657    442,960,037           26%
            Non-tax qualified ........................    29,805,895               20.400657    608,059,840           26%
         Fidelity VIP - Growth Portfolio:
            Tax qualified ............................    13,935,642               18.531166    258,243,695           22%
            Non-tax qualified ........................    19,539,694               18.531166    362,093,313           22%
         Fidelity VIP - High Income Portfolio:
            Tax qualified ............................    10,404,298               15.270686    158,880,768           16%
            Non-tax qualified ........................    15,763,691               15.270686    240,722,375           16%
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ............................     4,225,490               13.990014     59,114,664           10%
            Non-tax qualified ........................     6,516,303               13.990014     91,163,170           10%
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ............................     8,255,827               14.837912    122,499,235           19%
            Non-tax qualified ........................    10,687,021               14.837912    158,573,077           19%
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ............................    12,933,714               16.200355    209,530,758           22%
            Non-tax qualified ........................    17,222,256               16.200355    279,006,661           22%
         Fidelity VIP-III -
         Growth Opportunities Portfolio:
            Tax qualified ............................     1,110,975               10.926972     12,139,593            9%(a)
            Non-tax qualified ........................     1,433,477               10.926972     15,663,563            9%(a)

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax qualified ..........................         116,227                9.805852      1,139,705           (2)%(a)
            Non-tax qualified ......................         317,019                9.805852      3,108,641           (2)%(a)
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax qualified ..........................       3,473,388               21.128614     73,387,874           33%
            Non-tax qualified ......................       4,537,489               21.128614     95,870,854           33%
         Nationwide SAT -
         Government Bond Fund:
            Tax qualified ..........................       3,380,799               12.352251     41,760,478            8%
            Non-tax qualified ......................       3,808,969               12.352251     47,049,341            8%
         Nationwide SAT - Money Market Fund:
            Tax qualified ..........................      11,607,724               11.491365    133,388,593            4%
            Non-tax qualified ......................      17,151,671               11.491365    197,096,112            4%
         Nationwide SAT - Small Company Fund:
            Tax qualified ..........................       4,030,537               15.985143     64,428,710           16%
            Non-tax qualified ......................       5,436,630               15.985143     86,905,308           16%
         Nationwide SAT - Total Return Fund:
            Tax qualified ..........................       9,306,942               19.626064    182,658,639           28%
            Non-tax qualified ......................      11,239,856               19.626064    220,594,133           28%
         Neuberger & Berman AMT -
         Growth Portfolio:
            Tax qualified ..........................       2,761,902               16.816500     46,445,525           27%
            Non-tax qualified ......................       4,175,280               16.816500     70,213,596           27%
         Neuberger & Berman AMT -
         Limited Maturity Bond Portfolio:
            Tax qualified ..........................       2,638,749               11.674415     30,805,851            5%
            Non-tax qualified ......................       3,901,992               11.674415     45,553,474            5%
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax qualified ..........................       7,939,693               22.277405    176,875,757           29%
            Non-tax qualified ......................      11,091,380               22.277405    247,087,164           29%
         Oppenheimer VAF - Bond Fund:
            Tax qualified ..........................       5,296,817               12.497968     66,199,449            8%
            Non-tax qualified ......................       6,726,718               12.497968     84,070,306            8%
         Oppenheimer VAF -
         Global Securities Fund:
            Tax qualified ..........................       6,984,145               14.691771    102,609,459           21%
            Non-tax qualified ......................       9,087,704               14.691771    133,514,466           21%
         Oppenheimer VAF - Growth Fund:
            Tax qualified ..........................         291,665               10.422959      3,040,012            4%(a)
            Non-tax qualified ......................         463,976               10.422959      4,836,003            4%(a)
         Oppenheimer VAF -
         Multiple Strategies Fund:
            Tax qualified ..........................       4,408,475               15.482895     68,255,956           16%
            Non-tax qualified ......................       5,254,667               15.482895     81,357,457           16%
         Strong Opportunity Fund II, Inc.:
            Tax qualified ..........................       5,827,943               19.146013    111,581,872           24%
            Non-tax qualified ......................       8,020,904               19.146013    153,568,332           24%

                                                                     (Continued)

         Strong VIF - Strong Discovery Fund II:
            Tax qualified                                  2,014,470               14.662845     29,537,861           10%
            Non-tax qualified                              3,067,461               14.662845     44,977,705           10%
         Strong VIF -
         Strong International Stock Fund II:
            Tax qualified                                  1,239,246                9.488178     11,758,187          (15)%
            Non-tax qualified                              1,662,615                9.488178     15,775,187          (15)%
         Van Eck WIT - Worldwide Bond Fund:
            Tax qualified                                  1,224,872               11.708039     14,340,849            1%
            Non-tax qualified                              1,881,869               11.708039     22,032,996            1%
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax qualified                                  1,951,581                8.783348     17,141,415          (13)%
            Non-tax qualified                              2,439,264                8.783348     21,424,905          (13)%
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax qualified                                  1,258,548               12.924490     16,266,091           (3)%
            Non-tax qualified                              2,082,493               12.924490     26,915,160           (3)%
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate
         Securities Portfolio:
            Tax qualified                                  3,169,047               17.856659     56,588,592           20%
            Non-tax qualified                              4,254,738               17.856659     75,975,406           20%
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax qualified                                  5,873,960               11.135857     65,411,579           (4)%
            Non-tax qualified                              8,729,469               11.135857     97,210,118           (4)%
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax qualified                                    267,447               11.357831      3,037,618           12%
            Non-tax qualified                                313,129               11.357831      3,556,466           12%
         Warburg Pincus Trust -
         Small Company Growth Portfolio:
            Tax qualified                                  4,888,419               15.910364     77,776,526           14%
            Non-tax qualified                              7,458,638               15.910364    118,669,646           14%
                                                            ========               =========
         Reserves for annuity contracts in payout phase:
            Tax qualified                                                                         3,165,730
            Non-tax qualified                                                                     4,436,449
                                                                                             -------------
                                                                                           $ 17,849,801,427
                                                                                             ==============


(a)  This investment option was not being utilized for the entire period.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                        [KPMG Peat Marwick LLP]

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220



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U.S. Postage
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Columbus, Ohio
Permit No. 521



Nationwide (R) is a registered federal service mark of Nationwide Mutual Insurance Company